Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
FIRST QUARTER REPORT
January 31, 2024 (Unaudited)
Columbia Multi-Sector Municipal Income ETF

PORTFOLIO OF INVESTMENTS
Columbia Multi-Sector Municipal Income ETF
January 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia Multi-Sector Municipal Income ETF | First Quarter Report 2024
Municipal Bonds 98 .7%
Issue
Description
Principal
Amount ($) Value ($)
Alabama 0.6%
Health Care Authority of The City of
Huntsville (The), Series B1
Revenue Bonds
5.000%, 06/01/36 370,000 403,034
5.000%, 06/01/38 525,000 562,567
Hoover Industrial Development Board
Revenue Bonds
5.750%, 10/01/49 500,000 515,031
UAB Medicine Finance Authority, Series B
Revenue Bonds
5.000%, 09/01/35 235,000 247,409
4.000%, 09/01/36 525,000 530,153
Total Alabama 2,258,194
Arizona 1.4%
Arizona Industrial Development Authority
Revenue Bonds
6.000%, 07/01/47
(a)
330,000 335,332
City of Phoenix Civic Improvement Corp.
Series D
Revenue Bonds
5.000%, 07/01/36 1,500,000 1,615,227
Maricopa County Industrial Development
Authority, Series A
Revenue Bonds
5.000%, 01/01/35 315,000 332,034
4.000%, 01/01/38 1,720,000 1,735,993
Maricopa County Special Health Care
District
5.000% 07/01/31, Series C 510,000 559,886
5.000% 07/01/32, Series D 875,000 1,012,132
Total Arizona 5,590,604
California 0.0%
Department of Veterans Affairs Veteran's
Farm & Home Purchase Program
Series A
Revenue Bonds
2.100%, 12/01/35 150,000 123,110
Colorado 4.4%
City & County of Denver
Revenue Bonds
5.000%, 10/01/32 100,000 99,500
City & County of Denver CO Airport System
Revenue, Series A
Revenue Bonds
5.000%, 12/01/27 160,000 169,245
5.000%, 11/15/29 325,000 344,995
5.000%, 12/01/29 555,000 595,096
5.000%, 11/15/30 2,700,000 2,986,079
5.000%, 12/01/30 150,000 165,190
Colorado Health Facilities Authority
Revenue Bonds
5.000% 08/01/35, Series A-1 500,000 534,521
5.000% 08/01/35, Series A-2 200,000 213,809
4.000% 08/01/37, Series A 370,000 371,214
4.000% 08/01/38, Series A-1 500,000 501,440
4.000% 11/15/38 270,000 275,480
4.000% 11/01/39, Series A 280,000 276,142
5.000% 11/01/39, Series A 180,000 188,967
5.000% 11/15/41, Series A 250,000 273,644
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.000% 11/15/43, Series A 790,000 777,788
4.000% 08/01/44, Series A-1 1,190,000 1,141,782
5.000% 08/01/44, Series A-2 1,200,000 1,246,697
5.000% 11/01/44, Series A 700,000 728,086
4.000% 11/15/46, Series A 715,000 691,080
5.000% 11/15/57, Series A-2
(Mandatory Put 11/15/33) 1,500,000 1,737,258
Colorado Housing and Finance Authority
Series L
Revenue Bonds
1.650%, 05/01/29 250,000 226,536
Denver City & County School District No 1
4.000%, 12/01/31 500,000 511,190
E-470 Public Highway Authority
Series A
Revenue Bonds
0.000%, 09/01/34
(b)
140,000 98,946
State of Colorado
Revenue Bonds
5.000% 12/15/29, Series A 1,000,000 1,112,491
4.000% 03/15/30, Series L 250,000 261,763
5.000% 12/15/31, Series A 435,000 502,041
5.000% 12/15/33, Series A 1,000,000 1,150,808
4.000% 12/15/36, Series A 500,000 527,849
3.000% 12/15/37, Series A 250,000 232,852
Total Colorado 17,942,489
Connecticut 4.1%
Connecticut Housing Finance Authority
Revenue Bonds
2.875% 11/15/30, Series A-1 175,000 167,348
2.000% 11/15/36, Series B-3 250,000 200,037
Connecticut State Health & Educational
Facilities Authority
Revenue Bonds
5.000% 07/01/32, Series A 1,930,000 1,989,907
5.000% 07/01/35, Series A 265,000 289,158
3.000% 07/01/39, Series A 345,000 250,114
5.000% 12/01/45 775,000 788,901
5.000% 09/01/46, Series A
(a)
500,000 427,577
State of Connecticut
5.000% 11/15/26, Series F 315,000 334,517
5.000% 03/15/32, Series A 1,000,000 1,047,537
5.000% 11/15/32, Series E 670,000 800,624
State of Connecticut Special Tax Revenue
Revenue Bonds
5.000% 01/01/29, Series A 520,000 568,045
5.000% 09/01/30, Series A 325,000 344,113
5.000% 10/01/31, Series B 510,000 564,996
5.000% 01/01/33, Series A 260,000 282,432
5.000% 05/01/33, Series A 465,000 541,550
5.000% 05/01/35, Series A 950,000 1,096,644
4.000% 05/01/36, Series A 745,000 790,338
4.000% 09/01/36, Series A 750,000 762,807
5.000% 11/01/36, Series D 750,000 859,467
4.000% 05/01/37, Series A 1,500,000 1,567,171
5.000% 10/01/37, Series B 1,000,000 1,088,011
4.000% 05/01/38, Series A 1,000,000 1,038,882

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2024 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | First Quarter Report 2024 3
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
University of Connecticut
Series A
Revenue Bonds
5.000%, 11/15/43 650,000 693,507
Total Connecticut 16,493,683
Delaware 0.6%
Delaware State Health Facilities Authority,
Series A
Revenue Bonds
4.000%, 07/01/40 600,000 601,455
5.000%, 10/01/40 715,000 769,697
5.000%, 10/01/45 1,205,000 1,272,671
Total Delaware 2,643,823
District of Columbia 1.4%
District of Columbia
Revenue Bonds
5.000% 04/01/33 470,000 494,085
5.000% 04/01/36 450,000 468,926
4.000% 07/15/40 130,000 125,011
District of Columbia
5.000% 10/15/32, Series A 200,000 224,399
Metropolitan Washington Airports Authority
Aviation Revenue
Revenue Bonds
5.000% 10/01/29, Series A 750,000 819,485
5.000% 10/01/30 200,000 212,267
5.000% 10/01/30, Series A 750,000 830,925
5.000% 10/01/32, Series A 350,000 388,333
5.000% 10/01/33, Series A 450,000 501,556
Metropolitan Washington Airports Authority
Dulles Toll Road Revenue
Revenue Bonds
0.000% 10/01/30, Series B
(b)
130,000 105,197
0.000% 10/01/37, Series A
(b)
2,500,000 1,341,435
Total District of Columbia 5,511,619
Florida 5.9%
Alachua County Health Facilities Authority,
Series B-1
Revenue Bonds
5.000%, 12/01/34 150,000 161,106
5.000%, 12/01/37 285,000 299,932
Brevard County Health Facilities Authority
Revenue Bonds
4.000% 04/01/36 140,000 140,071
5.000% 04/01/42, Series A 1,500,000 1,621,586
Capital Trust Agency, Inc.
Series A
Revenue Bonds
5.250%, 12/01/43
(a)
150,000 146,562
Central Florida Expressway Authority
Revenue Bonds
5.000% 07/01/34, Series D 645,000 744,077
4.000% 07/01/35, Series B 390,000 396,574
City of Gainesville FL Utilities System
Revenue, Series A
Revenue Bonds
5.000%, 10/01/31 395,000 424,903
5.000%, 10/01/32 385,000 414,024
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
City of Port St Lucie FL Utility System
Revenue
Revenue Bonds
5.000%, 09/01/29 285,000 301,238
4.000%, 09/01/30 250,000 255,526
City Of South Miami Health Facilities
Authority, Inc.
Revenue Bonds
5.000%, 08/15/47 1,000,000 1,017,464
City of Tampa, Series B
Revenue Bonds
4.000%, 07/01/38 175,000 176,674
4.000%, 07/01/39 500,000 504,365
County of Miami-Dade FL Aviation
Revenue, Series A
Revenue Bonds
5.000%, 10/01/32 250,000 251,336
5.000%, 10/01/33 1,000,000 1,003,306
County of Miami-Dade FL Water & Sewer
System Revenue
Revenue Bonds
5.000% 10/01/30, Series B 250,000 258,888
5.000% 10/01/32, Series A 640,000 662,769
County of Miami-Dade Seaport
Department
Series A
Revenue Bonds
5.250%, 10/01/52 1,885,000 2,004,856
Escambia County Health Facilities
Authority
Series A
Revenue Bonds
4.000%, 08/15/45 600,000 532,969
Florida Development Finance Corp.
Revenue Bonds
4.000% 11/15/34 200,000 210,488
4.000% 06/01/36, Series A
(a)
400,000 315,945
4.000% 06/01/41, Series A
(a)
200,000 145,145
Greater Orlando Aviation Authority, Series
A
Revenue Bonds
5.000%, 10/01/27 255,000 268,511
4.000%, 10/01/35 275,000 280,800
4.000%, 10/01/37 1,400,000 1,410,562
5.000%, 10/01/38 400,000 423,147
JEA Electric System Revenue, Series B
Revenue Bonds
4.000%, 10/01/36 1,000,000 1,020,106
4.000%, 10/01/37 1,015,000 1,029,357
JEA Water & Sewer System Revenue
Series A
Revenue Bonds
5.000%, 10/01/29 555,000 601,054
Miami Beach Health Facilities Authority
Series B
Revenue Bonds
4.000%, 11/15/46 1,000,000 933,244
North Broward Hospital District
Series B
Revenue Bonds
5.000%, 01/01/35 200,000 209,437

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2024 (Unaudited)
4 Columbia Multi-Sector Municipal Income ETF | First Quarter Report 2024
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Orange County Health Facilities Authority
Series A
Revenue Bonds
5.000%, 10/01/39 200,000 205,487
Palm Beach County School District
Revenue Bonds
5.000% 08/01/28, Series B 360,000 395,996
5.000% 08/01/30, Series D 685,000 706,664
Polk County School District
Revenue Bonds
5.000%, 10/01/33 435,000 485,395
School Board of Miami-Dade County (The)
Series A
Revenue Bonds
5.000%, 05/01/32 285,000 292,139
School District of Broward County
Revenue Bonds
5.000% 07/01/29, Series B 1,000,000 1,029,585
5.000% 07/01/34, Series A 250,000 281,363
South Broward Hospital District
Revenue Bonds
3.500% 05/01/39, Series A 370,000 338,175
4.000% 05/01/48 1,000,000 952,578
South Florida Water Management District
Revenue Bonds
5.000%, 10/01/33 150,000 157,177
5.000%, 10/01/34 1,000,000 1,047,662
Total Florida 24,058,243
Georgia 2.4%
Brookhaven Development Authority
Series A
Revenue Bonds
4.000%, 07/01/44 490,000 488,178
City of Atlanta GA Airport Passenger
Facility Charge
Revenue Bonds
5.000% 07/01/36, Series C 200,000 221,802
4.000% 07/01/37, Series D 1,000,000 1,003,713
City of Atlanta GA Water & Wastewater
Revenue
Revenue Bonds
5.750%, 11/01/29 785,000 920,649
Columbia County Hospital Authority
Revenue Bonds
5.000%, 04/01/48 875,000 940,662
Gainesville & Hall County Hospital
Authority
Revenue Bonds
5.000% 02/15/36, Series A 500,000 524,914
5.000% 02/15/42, Series A 805,000 828,897
4.000% 02/15/45 400,000 391,751
Georgia State Road & Tollway Authority
Revenue Bonds
5.000%, 06/01/32 1,000,000 1,142,816
Griffin-Spalding County Hospital Authority
Series A
Revenue Bonds
4.000%, 04/01/42 1,000,000 977,118
State of Georgia
5.000% 02/01/28, Series A-2 500,000 536,325
5.000% 07/01/28, Series F 460,000 492,630
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000% 07/01/33, Series A 1,000,000 1,197,321
Total Georgia 9,666,776
Hawaii 0.5%
State of Hawaii
5.000% 01/01/26 500,000 519,928
5.000% 10/01/27, Series FH 325,000 344,696
5.000% 01/01/31 875,000 955,572
State of Hawaii Airports System Revenue
Series A
Revenue Bonds
5.000%, 07/01/33 350,000 382,222
Total Hawaii 2,202,418
Illinois 8.1%
Chicago Board of Education
0.000% 12/01/29, Series A
(b)
185,000 146,170
5.000% 12/01/30, Series A 150,000 157,953
0.000% 12/01/31, Series A
(b)
355,000 258,430
0.000% 12/01/31, Series B-1
(b)
220,000 160,154
5.000% 12/01/34, Series A 350,000 368,464
5.000% 12/01/35, Series A 250,000 261,693
4.000% 12/01/36, Series B 1,200,000 1,159,990
5.000% 12/01/36, Series A 300,000 311,557
5.000% 12/01/37, Series A 600,000 619,844
5.000% 12/01/38, Series A 1,800,000 1,853,387
5.250% 12/01/39, Series C 875,000 870,006
4.000% 12/01/41, Series B 1,000,000 931,726
5.000% 12/01/41, Series A 250,000 257,611
5.000% 12/01/42, Series A 200,000 199,744
4.000% 12/01/43, Series A 1,500,000 1,356,830
5.000% 12/01/46, Series H 1,000,000 1,001,087
5.000% 12/01/47, Series A 2,000,000 2,006,303
Chicago Housing Authority
Series A
Revenue Bonds
5.000%, 01/01/32 180,000 191,058
Chicago O'Hare International Airport
Revenue Bonds
5.000% 01/01/33, Series A 550,000 555,760
5.000% 01/01/33, Series B 330,000 351,108
5.000% 01/01/34, Series A 500,000 505,204
5.000% 01/01/34, Series B 675,000 718,072
5.000% 01/01/34, Series C 640,000 666,984
5.000% 01/01/35, Series B 350,000 364,313
4.000% 01/01/36, Series A 195,000 203,016
City of Chicago
0.000% 01/01/31, Series C
(b)
320,000 238,330
4.000% 01/01/34, Series B 188,000 191,304
City of Chicago IL Wastewater
Transmission Revenue
Series B
Revenue Bonds
5.000%, 01/01/30 300,000 338,752
City of Chicago IL Waterworks Revenue
Series B
Revenue Bonds
5.000%, 11/01/32 500,000 579,663
Cook Kane Lake & McHenry Counties
Community College District No 512
4.000%, 12/15/29 470,000 496,412

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2024 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | First Quarter Report 2024 5
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Illinois Finance Authority
Revenue Bonds
5.000% 01/01/27 650,000 674,115
5.000% 07/01/28 115,000 122,594
5.000% 07/01/30 710,000 816,844
4.000% 08/15/37, Series A 900,000 930,992
4.125% 08/15/37, Series C 840,000 801,140
3.000% 10/01/37, Series A 625,000 565,242
4.125% 11/15/37, Series A 235,000 230,494
3.000% 07/15/40, Series A 400,000 351,092
4.000% 08/15/41, Series A 600,000 603,154
5.500% 08/01/43, Series A
(a)
500,000 511,442
4.125% 05/01/45 170,000 164,619
4.125% 05/15/47, Series A 1,000,000 950,380
Illinois Municipal Electric Agency
Series A
Revenue Bonds
4.000%, 02/01/35 1,000,000 1,009,617
Illinois State Toll Highway Authority
Revenue Bonds
5.000% 01/01/30, Series B 865,000 981,706
5.000% 01/01/31, Series C 150,000 170,167
4.000% 12/01/31, Series A 320,000 327,235
5.000% 12/01/31, Series A 435,000 454,482
5.000% 01/01/37, Series A 1,000,000 1,195,605
Metropolitan Pier & Exposition Authority
Revenue Bonds
0.000% 06/15/28
(b)
100,000 85,712
0.000% 06/15/29
(b)
535,000 442,158
0.000% 12/15/29, Series A
(b)
160,000 129,253
0.000% 06/15/30
(b)
370,000 299,400
0.000% 06/15/30, Series A
(b)
415,000 330,972
0.000% 12/15/32, Series A
(b)
850,000 614,902
0.000% 06/15/36, Series A
(b)
540,000 338,622
0.000% 12/15/36, Series A
(b)
750,000 449,734
0.000% 12/15/41, Series B
(b)
280,000 126,149
5.000% 06/15/42, Series B 1,000,000 1,054,649
Northern Illinois Municipal Power Agency
Series A
Revenue Bonds
4.000%, 12/01/32 200,000 205,666
State of Illinois
Series A
4.000%, 03/01/39 200,000 199,614
Will County Community High School
District No 210 Lincoln-Way
Series B
0.000%, 01/01/31
(b)
300,000 243,842
Total Illinois 32,702,518
Indiana 0.2%
City of Anderson
Revenue Bonds
6.000%, 10/01/42 150,000 129,971
Indiana Finance Authority
Revenue Bonds
5.000% 02/01/26, Series A 160,000 166,350
3.000% 11/01/30, Series A 150,000 139,684
4.000% 11/01/33, Series C 100,000 103,222
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
St Joseph County Hospital Authority
Series C
Revenue Bonds
4.000%, 08/15/44 240,000 237,641
Total Indiana 776,868
Iowa 0.1%
Iowa Finance Authority
Revenue Bonds
2.250% 01/01/32, Series D 150,000 134,299
5.000% 05/15/43, Series A 160,000 130,777
Total Iowa 265,076
Kansas 0.2%
University of Kansas Hospital Authority
Series A
Revenue Bonds
5.000%, 03/01/47 650,000 665,068
Kentucky 0.6%
Kentucky State Property & Building
Commission
Revenue Bonds
5.000%, 05/01/36 1,000,000 1,074,468
Louisville/Jefferson County Metropolitan
Government, Series A
Revenue Bonds
5.000%, 10/01/30 290,000 301,717
4.000%, 10/01/35 1,000,000 1,003,007
Total Kentucky 2,379,192
Louisiana 0.2%
East Baton Rouge Sewerage Commission
Series A (Mandatory Put 02/01/28)
Revenue Bonds
1.300%, 02/01/41 725,000 649,692
State of Louisiana
Series B
5.000%, 08/01/27 230,000 242,781
Total Louisiana 892,473
Maine 0.2%
Maine Health & Higher Educational
Facilities Authority
Series A
Revenue Bonds
4.000%, 07/01/45 790,000 751,529
Maryland 1.8%
County of Howard
Series B
5.000%, 02/15/28 225,000 241,175
County of Montgomery, Series A
5.000%, 11/01/26 150,000 159,486
4.000%, 08/01/27 250,000 262,485
5.000%, 08/01/30 300,000 346,810
Maryland Community Development
Administration
Revenue Bonds
0.900% 03/01/27, Series B 250,000 230,545
2.200% 09/01/36, Series C 350,000 286,446
Maryland Health & Higher Educational
Facilities Authority
Revenue Bonds
4.000% 07/01/41 165,000 161,610

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2024 (Unaudited)
6 Columbia Multi-Sector Municipal Income ETF | First Quarter Report 2024
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.500% 01/01/46, Series A 750,000 763,710
Maryland Stadium Authority
Revenue Bonds
5.000%, 05/01/34 100,000 107,960
Maryland Water Infrastructure Financing
Administration Bay Restoration Fund
Revenue Bonds
3.000%, 03/01/30 310,000 300,506
State of Maryland
5.000% 08/01/30, Series A 1,500,000 1,700,965
5.000% 03/01/31, Series A 415,000 485,433
5.000% 03/15/31, Series 2 640,000 734,885
5.000% 03/15/31, Series A 895,000 977,694
5.000% 03/15/32, Series 2 265,000 297,102
5.000% 03/01/33, Series A 250,000 292,111
Total Maryland 7,348,923
Massachusetts 2.2%
Commonwealth of Massachusetts
5.000% 11/01/30, Series E 325,000 377,065
5.000% 05/01/31, Series A 510,000 597,208
5.000% 07/01/31, Series B 790,000 830,544
5.000% 11/01/31, Series E 250,000 272,992
Massachusetts Department of
Transportation
Series A
Revenue Bonds
0.000%, 01/01/28
(b)
435,000 385,200
Massachusetts Development Finance
Agency
Revenue Bonds
5.000% 07/01/34, Series E 110,000 114,688
5.000% 07/01/36, Series I 150,000 156,200
5.000% 07/01/36, Series K 150,000 163,051
4.000% 07/01/38, Series K 150,000 139,727
5.000% 10/01/38 400,000 401,083
4.000% 07/01/40 200,000 174,221
5.000% 07/01/41, Series I 350,000 352,746
5.000% 07/01/43, Series J2 850,000 885,293
5.000% 07/01/44 530,000 536,443
5.000% 07/01/46 1,000,000 1,007,464
Massachusetts Housing Finance Agency
Revenue Bonds
0.800% 12/01/25, Series B-2 500,000 466,842
0.900% 06/01/26, Series B-2 475,000 440,073
3.000% 06/01/26, Series A-3 265,000 263,531
Massachusetts Port Authority
Series A
Revenue Bonds
5.000%, 07/01/36 250,000 268,297
Massachusetts Transportation Trust Fund
Metropolitan Highway System Revenue
Series A
Revenue Bonds
5.000%, 01/01/32 460,000 511,340
University of Massachusetts Building
Authority
Series 1
Revenue Bonds
4.000%, 11/01/46 500,000 498,243
Total Massachusetts 8,842,251
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Michigan 2.5%
Advanced Technology Academy
Revenue Bonds
5.000%, 11/01/44 500,000 475,892
City of Detroit
5.000% 04/01/35 400,000 414,537
5.000% 04/01/46, Series A 725,000 736,583
Great Lakes Water Authority Sewage
Disposal System Revenue
Series B
Revenue Bonds
5.000%, 07/01/29 200,000 223,651
Great Lakes Water Authority Water Supply
System Revenue
Revenue Bonds
5.000% 07/01/28, Series A 200,000 215,487
5.000% 07/01/31, Series C 1,565,000 1,633,083
5.250% 07/01/33, Series C 1,075,000 1,128,079
Michigan Finance Authority
Revenue Bonds
5.000% 07/01/33, Series C 1,000,000 1,015,736
3.125% 12/01/35, Series A 100,000 94,689
5.000% 11/15/41 450,000 461,993
3.250% 11/15/42 150,000 125,616
5.000% 12/01/42, Series A-MI 605,000 626,681
4.000% 02/15/44, Series A 500,000 488,697
5.000% 11/01/44, Series A 1,400,000 1,411,243
Michigan State Housing Development
Authority
Series B
Revenue Bonds
4.500%, 12/01/38 1,000,000 1,040,136
Total Michigan 10,092,103
Minnesota 0.6%
City of Apple Valley
Series A
Revenue Bonds
4.250%, 01/01/37 260,000 199,602
City of Maple Grove
Revenue Bonds
4.000%, 05/01/37 210,000 200,039
City of Minneapolis
Series A
Revenue Bonds
5.000%, 11/15/33 200,000 208,038
City of St Cloud
Series A
Revenue Bonds
4.000%, 05/01/37 320,000 315,751
Duluth Housing & Redevelopment
Authority
Series A
Revenue Bonds
5.000%, 11/01/33 100,000 96,458
Housing & Redevelopment Authority of The
City of St Paul Minnesota
Series A
Revenue Bonds
5.000%, 07/01/33 975,000 990,946

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2024 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | First Quarter Report 2024 7
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Minnesota Housing Finance Agency
Series G
Revenue Bonds
1.650%, 01/01/28 305,000 278,023
Total Minnesota 2,288,857
Mississippi 0.0%
Mississippi Home Corp.
Series A
Revenue Bonds
1.950%, 06/01/32 200,000 176,213
Missouri 1.8%
Health & Educational Facilities Authority of
the State of Missouri
Revenue Bonds
4.000% 11/15/42 500,000 498,860
4.000% 07/01/46, Series A 1,600,000 1,572,558
Health & Educational Facilities Authority of
The State of Missouri
Series A
Revenue Bonds
4.000%, 05/15/42 950,000 951,645
Kansas City Industrial Development
Authority
Revenue Bonds
4.000%, 03/01/36 1,000,000 1,002,718
Lees Summit Industrial Development
Authority
Series A
Revenue Bonds
5.000%, 08/15/32 150,000 143,231
Metropolitan St Louis Sewer District
Series A
Revenue Bonds
5.000%, 05/01/29 895,000 959,355
Missouri Joint Municipal Electric Utility
Commission, Series A
Revenue Bonds
5.000%, 12/01/30 770,000 789,537
4.000%, 12/01/32 200,000 204,057
4.000%, 12/01/33 120,000 122,279
Missouri State Environmental
Improvement & Energy Resources
Authority
Revenue Bonds
2.750%, 09/01/33 1,000,000 946,757
St Louis County Industrial Development
Authority
Revenue Bonds
5.000%, 09/01/32 100,000 98,929
Total Missouri 7,289,926
Montana 0.1%
Montana Facility Finance Authority
Series A
Revenue Bonds
4.000%, 01/01/37 335,000 345,450
Nebraska 0.4%
Nebraska Investment Finance Authority
Revenue Bonds
2.350% 09/01/35, Series A 740,000 633,939
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.100% 09/01/38, Series C 1,000,000 995,807
Total Nebraska 1,629,746
Nevada 0.2%
State of Nevada Department of Business
& Industry
Series A
Revenue Bonds
5.000%, 12/15/38
(a)
1,000,000 980,418
New Jersey 10.3%
Cherry Hill Township School District
3.000%, 08/01/26 920,000 926,786
3.000%, 08/01/27 700,000 710,201
New Jersey Economic Development
Authority
Revenue Bonds
5.500% 09/01/27, Series N-1 120,000 130,582
4.000% 11/01/27, Series A 370,000 385,911
5.000% 06/15/30, Series B 210,000 232,061
3.125% 07/01/31, Series A 145,000 141,028
5.000% 06/15/32, Series EEE 175,000 192,929
5.000% 11/01/33 1,565,000 1,744,837
4.000% 06/15/34, Series QQQ 350,000 368,875
4.000% 07/01/34, Series A 1,065,000 1,076,796
5.000% 11/01/35 400,000 442,845
5.000% 06/15/36, Series AAA 525,000 558,761
5.000% 11/01/36, Series A 675,000 774,063
4.000% 06/15/37, Series QQQ 700,000 726,920
4.000% 06/15/44 1,000,000 997,040
New Jersey Health Care Facilities
Financing Authority
Revenue Bonds
4.000% 07/01/32, Series A 225,000 230,604
4.000% 07/01/35 370,000 382,227
5.000% 10/01/36 1,325,000 1,426,465
5.000% 10/01/37 1,105,000 1,183,018
4.000% 07/01/44 435,000 425,873
New Jersey Housing & Mortgage Finance
Agency
Series I
Revenue Bonds
4.250%, 10/01/37 495,000 507,374
New Jersey Transportation Trust Fund
Authority
Revenue Bonds
0.000% 12/15/25, Series C
(b)
180,000 168,575
5.000% 06/15/27, Series A-1 385,000 403,271
0.000% 12/15/27, Series A
(b)
300,000 264,162
0.000% 12/15/27, Series C
(b)
350,000 309,278
5.000% 06/15/28, Series A-1 240,000 251,374
0.000% 12/15/28, Series A
(b)
335,000 285,813
5.000% 06/15/29, Series BB-1 245,000 270,744
0.000% 12/15/29, Series A
(b)
850,000 700,951
5.000% 06/15/30, Series A 835,000 871,475
0.000% 12/15/30, Series C
(b)
225,000 180,575
5.000% 06/15/31, Series A 470,000 542,117
5.000% 06/15/31, Series BB 115,000 127,007
5.000% 06/15/32, Series D 385,000 388,903
0.000% 12/15/32, Series C
(b)
2,205,000 1,663,095
0.000% 12/15/32, Series A
(b)
595,000 441,210
5.000% 12/15/32, Series A 2,215,000 2,431,922
5.000% 06/15/33, Series A 1,000,000 1,146,181

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2024 (Unaudited)
8 Columbia Multi-Sector Municipal Income ETF | First Quarter Report 2024
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000% 06/15/33, Series BB-1 1,250,000 1,374,758
0.000% 12/15/33, Series C
(b)
705,000 513,276
5.000% 06/15/34, Series 2014 250,000 285,373
0.000% 12/15/34, Series A
(b)
815,000 554,262
0.000% 12/15/34, Series A
(b)
130,000 88,419
0.000% 12/15/34, Series C
(b)
250,000 174,078
5.000% 12/15/34, Series A 1,075,000 1,166,651
4.000% 06/15/35, Series AA 400,000 416,424
4.750% 06/15/35, Series AA 350,000 358,700
5.000% 06/15/35, Series AA 2,000,000 2,325,048
0.000% 12/15/35, Series A
(b)
165,000 107,002
4.000% 06/15/36, Series A 850,000 887,867
4.000% 06/15/36, Series AA 1,510,000 1,568,151
5.000% 06/15/36, Series AA 945,000 1,081,910
4.000% 06/15/37, Series BB 250,000 256,581
New Jersey Turnpike Authority
Revenue Bonds
5.000% 01/01/31, Series E 1,260,000 1,323,147
5.000% 01/01/32, Series B 255,000 278,532
5.000% 01/01/32, Series E 1,695,000 1,802,094
4.000% 01/01/33, Series G 225,000 234,786
5.000% 01/01/33, Series B 750,000 818,467
5.000% 01/01/34, Series A 205,000 217,519
5.000% 01/01/34, Series E 395,000 402,535
5.000% 01/01/36, Series G 1,375,000 1,488,107
Total New Jersey 41,735,536
New Mexico 0.2%
City of Santa Fe
Revenue Bonds
5.000%, 05/15/44 650,000 574,261
New Mexico Hospital Equipment Loan
Council
Series A
Revenue Bonds
5.000%, 08/01/46 400,000 415,014
Total New Mexico 989,275
New York 18.4%
Brooklyn Arena Local Development Corp.,
Series A
Revenue Bonds
3.000%, 07/15/36 150,000 132,516
5.000%, 07/15/42 1,000,000 1,005,812
Broome County Local Development Corp.
Revenue Bonds
3.000%, 04/01/45 200,000 158,699
City of New York
5.000% 08/01/27, Series A 735,000 758,218
5.000% 08/01/27, Series E 150,000 161,977
5.000% 08/01/28, Series 2008
J-5 820,000 905,758
5.000% 08/01/28, Series A-1 455,000 502,614
5.000% 08/01/28, Series C 1,040,000 1,096,786
5.000% 08/01/30, Series 1 605,000 655,403
5.000% 04/01/31 1,065,000 1,193,844
5.000% 08/01/32, Series C 330,000 379,140
5.000% 08/01/32, Series C-1 1,130,000 1,297,633
Dutchess County Local Development Corp.
Revenue Bonds
4.000% 07/01/34, Series B 300,000 297,543
3.000% 07/01/36, Series B 320,000 267,377
5.000% 07/01/45, Series A 500,000 512,189
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Long Island Power Authority
Revenue Bonds
0.000% 06/01/28
(b)
220,000 194,370
5.250% 09/01/29, Series C 140,000 158,068
5.000% 09/01/34 810,000 888,317
5.000% 09/01/34, Series A 400,000 461,947
5.000% 09/01/37, Series A 250,000 281,945
Metropolitan Transportation Authority
Revenue Bonds
5.000% 11/15/26, Series A2 275,000 290,265
5.000% 11/15/28, Series C-1 635,000 691,723
5.000% 11/15/31, Series C-1 560,000 608,452
5.000% 11/15/31, Series D 380,000 402,590
5.000% 11/15/31, Series D-1 705,000 732,027
5.000% 11/15/32, Series D 1,590,000 1,726,847
5.000% 11/15/33, Series D-1 555,000 578,353
4.000% 11/15/35, Series C-1 850,000 871,302
5.000% 11/15/35, Series B 305,000 320,010
Monroe County Industrial Development
Corp.
Series A
Revenue Bonds
4.000%, 07/01/35 125,000 126,551
New York City Housing Development Corp.
Revenue Bonds
2.650% 05/01/27, Series A 265,000 257,900
2.000% 11/01/35, Series D-1B 370,000 298,940
New York City Municipal Water Finance
Authority
Revenue Bonds
5.000% 06/15/27 1,000,000 1,081,137
5.000% 06/15/27, Series CC-2 285,000 296,021
5.000% 06/15/28, Series BB-2 530,000 574,466
5.000% 06/15/28, Series CC-2 880,000 938,184
5.000% 06/15/28, Series EE 775,000 858,355
5.000% 06/15/28, Series HH 1,000,000 1,026,651
5.000% 06/15/29, Series AA-2 230,000 260,533
5.000% 06/15/29, Series FF 640,000 656,031
5.000% 06/15/30, Series AA-2 335,000 387,403
5.000% 06/15/30, Series EE 630,000 728,549
5.000% 06/15/30, Series GG-1 505,000 583,995
5.000% 06/15/31, Series DD 1,605,000 1,893,404
5.000% 06/15/33, Series DD 755,000 887,590
New York Liberty Development Corp.,
Series A
Revenue Bonds
2.100%, 11/15/32 750,000 675,901
2.400%, 11/15/35 350,000 304,806
New York Power Authority
Revenue Bonds
4.000%, 11/15/37 305,000 319,274
New York State Dormitory Authority
Revenue Bonds
5.000% 07/01/29, Series A 415,000 435,715
5.000% 10/01/29, Series A 160,000 173,221
5.000% 07/01/30, Series A 295,000 303,137
5.000% 10/01/30, Series A 340,000 360,467
5.000% 08/01/31, Series A 200,000 209,837
3.000% 10/01/31, Series A 785,000 775,945
5.000% 10/01/31, Series A 310,000 328,863
5.000% 08/01/32, Series A 390,000 406,213

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2024 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | First Quarter Report 2024 9
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000% 05/01/33, Series A 400,000 408,479
2.000% 07/01/33, Series 1 1,060,000 929,875
5.000% 07/01/33, Series A 525,000 570,564
5.000% 08/01/33, Series A 110,000 115,061
5.000% 10/01/33, Series A 1,490,000 1,611,137
5.000% 07/01/34, Series A 1,000,000 1,079,190
4.000% 10/01/34, Series A 300,000 317,457
5.000% 10/01/34, Series A 2,115,000 2,353,296
4.000% 07/01/35, Series A 1,650,000 1,696,188
5.000% 07/01/35, Series A 450,000 462,436
5.000% 10/01/35, Series A 870,000 989,387
5.000% 05/01/38, Series A 750,000 820,381
4.000% 07/01/38 500,000 511,824
New York State Environmental Facilities
Corp.
Series A
Revenue Bonds
5.000%, 06/15/27 250,000 270,263
New York State Housing Finance Agency
Revenue Bonds
1.100% 05/01/26, Series E 250,000 233,471
1.100% 11/01/61, Series J-2
(Mandatory Put 05/01/27) 1,335,000 1,201,732
New York State Thruway Authority
Revenue Bonds
5.000% 01/01/29, Series B 200,000 220,474
4.000% 01/01/36, Series O 250,000 267,364
4.000% 01/01/38, Series B 150,000 152,770
4.000% 01/01/41, Series O 1,000,000 1,021,330
New York Transportation Development
Corp.
Revenue Bonds
5.000% 01/01/31 200,000 207,186
3.000% 08/01/31 250,000 229,162
5.000% 12/01/31 1,000,000 1,104,895
5.000% 12/01/32, Series A 180,000 197,236
5.000% 01/01/34 175,000 180,178
5.000% 07/01/34, Series A-P3 1,490,000 1,495,762
5.000% 10/01/35 1,155,000 1,210,388
5.375% 08/01/36 1,000,000 1,040,354
5.000% 12/01/36, Series A 425,000 450,716
5.625% 04/01/40 1,000,000 1,083,271
5.000% 10/01/40 1,000,000 1,021,934
4.000% 12/01/42, Series C 160,000 154,939
4.375% 10/01/45 2,750,000 2,679,337
Oneida County Local Development Corp.
Series A
Revenue Bonds
3.000%, 12/01/44 355,000 275,435
Port Authority of New York & New Jersey
Revenue Bonds
5.000% 09/15/27, Series 207 860,000 905,987
5.000% 09/15/29, Series 207 800,000 852,957
4.000% 03/15/30, Series 207 300,000 305,257
5.000% 07/15/31, Series 209 300,000 330,337
5.000% 09/15/31, Series 207 500,000 532,703
5.000% 11/15/32 500,000 543,290
3.250% 05/01/33, Series 189 230,000 230,521
5.000% 10/15/33, Series 194 440,000 454,135
5.000% 11/15/33, Series 205 835,000 907,227
5.000% 07/15/34, Series 238 2,045,000 2,354,115
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000% 07/15/35, Series 222 870,000 982,705
5.000% 10/15/35, Series 194 405,000 417,993
4.000% 07/15/38, Series 222 1,000,000 1,029,329
State of New York Mortgage Agency
Series 233
Revenue Bonds
2.200%, 04/01/36 840,000 692,070
State of New York Mortgage Agency
Homeowner Mortgage Revenue
Revenue Bonds
4.000% 04/01/31, Series 248 500,000 480,276
1.900% 10/01/31, Series 233 250,000 214,571
2.400% 10/01/34, Series 220 140,000 118,891
2.650% 10/01/34, Series 223 250,000 217,862
2.200% 10/01/36, Series 239 560,000 423,912
Suffolk County Water Authority
Revenue Bonds
4.000%, 06/01/31 745,000 757,179
Triborough Bridge & Tunnel Authority,
Series B
Revenue Bonds
5.000%, 11/15/31 1,370,000 1,564,969
0.000%, 11/15/32
(b)
220,000 162,163
5.000%, 11/15/36 1,000,000 1,073,581
Total New York 74,796,316
North Carolina 0.5%
Charlotte-Mecklenburg Hospital Authority
(The)
Series D (Mandatory Put 12/01/31)
Revenue Bonds
5.000%, 01/15/49 205,000 237,163
North Carolina Housing Finance Agency
Series A
Revenue Bonds
3.950%, 07/01/38 520,000 518,110
State of North Carolina
Revenue Bonds
5.000%, 03/01/30 300,000 335,120
5.000%, 03/01/33 890,000 990,621
Total North Carolina 2,081,014
North Dakota 0.2%
City of Grand Forks
Series A
Revenue Bonds
3.000%, 12/01/39 1,000,000 812,896
North Dakota Housing Finance Agency
Series A
Revenue Bonds
2.750%, 07/01/27 185,000 182,224
Total North Dakota 995,120
Ohio 3.3%
Akron Bath Copley Joint Township Hospital
District
Revenue Bonds
4.000%, 11/15/36 250,000 241,247
American Municipal Power, Inc.
Revenue Bonds
5.000% 02/15/33, Series C 830,000 931,399
5.000% 02/15/35, Series B 1,000,000 1,118,191
5.000% 02/15/35, Series C 250,000 279,508

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2024 (Unaudited)
10 Columbia Multi-Sector Municipal Income ETF | First Quarter Report 2024
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.000% 02/15/36, Series A 385,000 400,129
County of Montgomery
Revenue Bonds
4.000%, 08/01/41 635,000 614,320
Franklin County Convention Facilities
Authority
Revenue Bonds
5.000%, 12/01/44 200,000 185,143
Ohio Housing Finance Agency
Series K
Revenue Bonds
3.200%, 09/01/36 70,000 66,789
Ohio Turnpike & Infrastructure Commission
Revenue Bonds
5.000% 02/15/33, Series A 775,000 846,704
5.700% 02/15/34, Series A-4 285,000 329,969
5.750% 02/15/35, Series A-4 150,000 179,739
Ohio Water Development Authority
Revenue Bonds
5.000% 06/01/29, Series A 1,545,000 1,735,132
5.000% 12/01/29 1,050,000 1,190,511
Ohio Water Development Authority Water
Pollution Control Loan Fund
Revenue Bonds
5.000% 06/01/28, Series A 2,000,000 2,146,037
5.000% 12/01/33 1,140,000 1,387,633
Southeastern Ohio Port Authority
Revenue Bonds
5.500%, 12/01/43 135,000 127,213
State of Ohio
Revenue Bonds
3.250% 01/01/35, Series A 130,000 127,525
3.250% 01/01/37, Series A 140,000 134,175
4.000% 01/01/40, Series B 600,000 603,638
4.000% 01/01/46, Series B 575,000 556,999
State of Ohio
5.000% 09/15/28, Series B 195,000 216,710
Total Ohio 13,418,711
Oklahoma 0.4%
Grand River Dam Authority, Series A
Revenue Bonds
5.000%, 06/01/30 200,000 212,413
5.000%, 06/01/31 525,000 557,852
Norman Regional Hospital Authority
Revenue Bonds
4.000%, 09/01/37 150,000 140,047
Oklahoma Development Finance Authority
Series B
Revenue Bonds
5.000%, 08/15/38 500,000 487,128
Tulsa County Industrial Authority
Revenue Bonds
5.000%, 11/15/32 335,000 340,168
Total Oklahoma 1,737,608
Oregon 0.6%
City of Eugene OR Electric Utility System
Revenue
Series A
Revenue Bonds
4.000%, 08/01/31 410,000 424,775
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Medford Hospital Facilities Authority
Series A
Revenue Bonds
5.000%, 08/15/45 700,000 734,635
Oregon Health & Science University
Series A
Revenue Bonds
4.000%, 07/01/41 1,000,000 1,013,886
Salem Hospital Facility Authority, Series A
Revenue Bonds
5.000%, 05/15/34 200,000 215,684
4.000%, 05/15/41 240,000 238,517
Total Oregon 2,627,497
Pennsylvania 6.6%
Allegheny County Hospital Development
Authority
Revenue Bonds
4.000% 07/15/36 820,000 838,578
4.000% 07/15/39, Series A 1,000,000 1,005,505
4.000% 04/01/44, Series A 680,000 652,851
Allentown Neighborhood Improvement
Zone Development Authority
Revenue Bonds
5.000%, 05/01/42
(a)
1,000,000 998,730
Cambria County General Financing
Authority
Series TT4
Revenue Bonds
5.000%, 11/01/29 315,000 340,429
Chambersburg Area Municipal Authority
Revenue Bonds
5.500%, 10/01/33 150,000 147,395
Chester County Health and Education
Facilities Authority
Revenue Bonds
4.250% 11/01/32 100,000 85,432
4.000% 09/01/41, Series A 440,000 440,013
City of Philadelphia PA Airport Revenue
Revenue Bonds
5.000%, 07/01/36 250,000 269,887
Commonwealth Financing Authority
Series A
Revenue Bonds
5.000%, 06/01/33 1,000,000 1,028,421
Commonwealth of Pennsylvania
5.000% 03/15/29, Series 1 955,000 977,202
4.000% 09/15/31 505,000 522,887
5.000% 09/01/32, Series A 1,000,000 1,189,543
Cumberland County Municipal Authority
Revenue Bonds
4.000%, 11/01/44 1,000,000 986,484
Dauphin County General Authority
Revenue Bonds
5.000%, 10/15/34
(a)
100,000 82,893
Delaware Valley Regional Finance Authority
Revenue Bonds
5.700% 07/01/27, Series B 45,000 49,463
5.500% 08/01/28, Series A 1,080,000 1,193,565
5.750% 07/01/32 100,000 120,309

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2024 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | First Quarter Report 2024 11
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Geisinger Authority
Series A-2
Revenue Bonds
5.000%, 02/15/39 375,000 387,531
Hospitals & Higher Education Facilities
Authority of Philadelphia (The)
Revenue Bonds
5.000%, 07/01/33 100,000 103,651
Northampton County General Purpose
Authority
Revenue Bonds
4.000%, 11/01/34 315,000 324,673
Pennsylvania Economic Development
Financing Authority
Revenue Bonds
5.000%, 12/31/29 1,375,000 1,408,473
5.000%, 12/31/32 1,000,000 1,077,864
Pennsylvania Higher Educational Facilities
Authority
Revenue Bonds
4.000%, 08/15/42 915,000 908,831
4.000%, 08/15/44 500,000 498,205
Pennsylvania Housing Finance Agency
Revenue Bonds
3.200% 10/01/32, Series 124B 500,000 485,652
3.650% 10/01/32, Series 122 135,000 135,176
3.550% 10/01/33, Series 127B 360,000 348,157
2.070% 10/01/36, Series 136 100,000 79,300
Pennsylvania Turnpike Commission
Revenue Bonds
5.000% 06/01/28, Series B 465,000 488,526
5.000% 06/01/28, Series B-2 320,000 344,007
6.000% 12/01/30, Series E 760,000 847,996
5.000% 12/01/33 475,000 565,103
5.000% 06/01/36, Series B 1,000,000 1,048,055
4.000% 12/01/43, Series A 1,500,000 1,492,220
Philadelphia Authority For Industrial
Development
Revenue Bonds
5.000% 10/01/27 300,000 320,655
5.000% 04/01/33, Series 2015 225,000 230,563
4.000% 05/01/42 1,000,000 628,759
5.000% 09/01/42, Series A 200,000 204,324
Pittsburgh Water & Sewer Authority, Series
B
Revenue Bonds
5.000%, 09/01/31 1,050,000 1,207,902
5.000%, 09/01/33 1,130,000 1,335,234
State Public School Building Authority
Series A
Revenue Bonds
5.000%, 06/01/33 1,425,000 1,502,451
Total Pennsylvania 26,902,895
Rhode Island 0.3%
Rhode Island Commerce Corp.
Series B
Revenue Bonds
5.000%, 06/15/31 865,000 909,822
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Rhode Island Housing & Mortgage Finance
Corp.
Series 76-A
Revenue Bonds
2.350%, 10/01/36 500,000 412,509
Total Rhode Island 1,322,331
South Carolina 1.6%
Piedmont Municipal Power Agency
Series A-2
Revenue Bonds
0.000%, 01/01/29
(b)
120,000 100,919
South Carolina Jobs-Economic
Development Authority
Revenue Bonds
5.000% 07/01/32, Series C 300,000 325,616
5.000% 05/01/43, Series A 650,000 666,479
4.000% 12/01/44, Series A 950,000 907,262
4.250% 02/01/48 1,000,000 996,672
South Carolina Public Service Authority
Revenue Bonds
5.000% 12/01/31, Series A 950,000 993,158
5.000% 12/01/33, Series A 1,125,000 1,175,928
5.000% 12/01/37, Series B 930,000 961,608
South Carolina Transportation
Infrastructure Bank
Series B
Revenue Bonds
5.000%, 10/01/29 495,000 559,032
Total South Carolina 6,686,674
South Dakota 0.5%
South Dakota Health & Educational
Facilities Authority
Revenue Bonds
5.000% 07/01/35 180,000 187,814
4.000% 07/01/37 150,000 150,125
5.000% 11/01/44, Series B 1,000,000 1,006,579
South Dakota Housing Development
Authority
Revenue Bonds
2.650% 11/01/27, Series F 500,000 489,868
3.400% 11/01/32, Series B 355,000 355,454
Total South Dakota 2,189,840
Tennessee 0.8%
Chattanooga Health Educational &
Housing Facility Board
Series A-1
Revenue Bonds
4.000%, 08/01/36 105,000 105,889
Johnson City Health & Educational
Facilities Board
Series B
Revenue Bonds
5.000%, 07/01/33 1,000,000 1,139,028
Memphis-Shelby County Industrial
Development Board
Series B
Revenue Bonds
5.000%, 11/01/30 150,000 159,274

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2024 (Unaudited)
12 Columbia Multi-Sector Municipal Income ETF | First Quarter Report 2024
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Metropolitan Government Nashville &
Davidson County Health & Educational
Facs Bd
Series A
Revenue Bonds
5.000%, 07/01/46 1,500,000 1,513,561
Tennessee Housing Development Agency
Revenue Bonds
2.450%, 01/01/27 225,000 215,809
Total Tennessee 3,133,561
Texas 10.4%
Alamo Community College District
5.000%, 08/15/28 330,000 357,403
Austin Convention Enterprises, Inc.
Series B
Revenue Bonds
5.000%, 01/01/32 250,000 246,800
Central Texas Turnpike System
Revenue Bonds
0.000% 08/15/29, Series A
(b)
270,000 226,924
5.000% 08/15/34, Series C 1,740,000 1,750,066
City of Austin TX Water & Wastewater
System Revenue
Revenue Bonds
5.000%, 11/15/30 1,500,000 1,587,779
City of Dallas TX Waterworks & Sewer
System Revenue
Series A
Revenue Bonds
5.000%, 10/01/29 580,000 615,163
City of Garland TX Electric Utility System
Revenue
Revenue Bonds
3.000%, 03/01/37 300,000 272,960
City of Houston
Series A
5.000%, 03/01/26 355,000 369,975
City of Houston TX Airport System
Revenue
Revenue Bonds
5.000% 07/01/29 500,000 499,375
5.000% 07/01/31, Series A 1,130,000 1,252,862
4.000% 07/15/41, Series B-1 1,450,000 1,309,130
4.500% 07/01/53, Series A 1,000,000 982,448
City of Houston TX Combined Utility
System Revenue
Series B
Revenue Bonds
5.000%, 11/15/27 695,000 736,848
City of San Antonio TX Electric & Gas
Systems Revenue
Revenue Bonds
3.200% 02/01/30 1,000,000 999,567
4.000% 02/01/32, Series B 1,000,000 1,096,425
4.000% 02/01/36 750,000 761,872
5.000% 02/01/36 1,130,000 1,257,846
County of Harris
Series A
5.000%, 10/01/25 225,000 232,893
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Cypress-Fairbanks Independent School
District
Series A
3.000%, 02/15/33 1,000,000 975,523
Dallas College
5.000%, 02/15/33 1,455,000 1,550,741
Dallas County Hospital District
5.000%, 08/15/30 280,000 308,201
Dallas Fort Worth International Airport
Revenue Bonds
4.000% 11/01/34 1,255,000 1,326,764
4.000% 11/01/35, Series A 350,000 366,278
Fort Bend Independent School District
5.000%, 08/15/29 480,000 517,887
Harris County Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.000%, 07/01/45 240,000 245,390
Lower Colorado River Authority
Revenue Bonds
5.000%, 05/15/32 350,000 401,747
5.000%, 05/15/35 350,000 386,093
Matagorda County Navigation District No 1
Revenue Bonds
5.125%, 11/01/28 315,000 336,294
New Hope Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.000% 12/01/39, Series A-1 115,000 108,916
4.000% 08/15/40, Series A 225,000 223,025
North Texas Municipal Water District Water
System Revenue
Revenue Bonds
5.000%, 09/01/28 250,000 258,545
North Texas Tollway Authority
Revenue Bonds
0.000% 01/01/30, Series D
(b)
500,000 413,176
5.000% 01/01/31, Series A 850,000 882,613
0.000% 01/01/34, Series D
(b)
410,000 291,982
5.000% 01/01/36, Series A 370,000 392,723
4.000% 01/01/37, Series A 465,000 473,607
4.000% 01/01/38, Series A 1,825,000 1,831,999
4.125% 01/01/40, Series A 1,000,000 1,029,636
Northeast Higher Education Finance Corp.
Series B
Revenue Bonds
5.000%, 08/15/40 110,000 105,942
Northside Independent School District
(Mandatory Put 06/1/25)
0.700%, 06/01/50 1,000,000 970,456
Port Freeport
Revenue Bonds
5.000%, 06/01/33 895,000 980,122
Round Rock Independent School District,
Series A
5.000%, 08/01/30 315,000 354,857
4.000%, 08/01/32 535,000 569,059
San Antonio Water System
Series A
Revenue Bonds
5.000%, 05/15/31 840,000 882,646

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2024 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | First Quarter Report 2024 13
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
State of Texas
Series A
5.000%, 10/01/29 270,000 280,389
Tarrant County Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.000% 07/01/32, Series B 120,000 131,103
4.000% 11/15/35, Series A 1,000,000 1,010,206
5.000% 05/15/37 100,000 92,008
4.000% 10/01/47 485,000 469,532
Texas Private Activity Bond Surface
Transportation Corp.
Series A
Revenue Bonds
4.000%, 12/31/38 1,000,000 1,004,060
Texas Water Development Board
Revenue Bonds
5.000% 08/01/26 1,000,000 1,054,634
5.000% 04/15/28, Series A 315,000 342,141
5.000% 10/15/28, Series A 200,000 219,620
5.000% 08/01/30 750,000 862,759
5.000% 10/15/31, Series A 1,020,000 1,075,332
5.000% 04/15/32 260,000 292,693
5.000% 08/01/32 500,000 575,112
5.000% 10/15/32, Series B 1,000,000 1,109,492
Trinity River Authority Central Regional
Wastewater System Revenue
Revenue Bonds
5.000%, 08/01/28 750,000 805,663
5.000%, 08/01/30 550,000 618,670
3.000%, 08/01/31 1,415,000 1,377,336
Total Texas 42,061,308
Utah 0.9%
City of Salt Lake City UT Airport Revenue,
Series A
Revenue Bonds
5.000%, 07/01/30 100,000 106,214
5.000%, 07/01/35 500,000 521,977
5.000%, 07/01/37 1,515,000 1,572,482
Intermountain Power Agency, Series A
Revenue Bonds
5.000%, 07/01/29 510,000 575,972
5.000%, 07/01/35 700,000 810,467
Total Utah 3,587,112
Virginia 0.1%
Virginia Small Business Financing
Authority
Revenue Bonds
4.000%, 01/01/37 250,000 246,895
Washington 1.7%
City of Seattle WA Water System Revenue
Revenue Bonds
5.000%, 05/01/27 1,500,000 1,533,265
County of King
4.000%, 07/01/30 250,000 261,008
King County School District No 405
Bellevue
5.000%, 12/01/25 500,000 518,846
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Port of Seattle
Revenue Bonds
5.000%, 04/01/36 200,000 212,411
State of Washington
4.000% 07/01/29, Series
R-2022D 1,000,000 1,078,644
5.000% 07/01/29, Series B 210,000 218,776
5.000% 08/01/30, Series
R-2018C 555,000 601,878
5.000% 08/01/31, Series A-1 1,000,000 1,174,288
Washington Health Care Facilities Authority
Revenue Bonds
5.000% 08/01/38, Series A-2 150,000 157,784
5.000% 08/15/45, Series A 425,000 428,659
5.000% 09/01/45 300,000 314,228
Washington State Convention Center
Public Facilities District
Revenue Bonds
4.000%, 07/01/32 210,000 212,203
Washington State Housing Finance
Commission
Series A
Revenue Bonds
5.000%, 01/01/34
(a)
100,000 80,599
Total Washington 6,792,589
Wisconsin 1.4%
Public Finance Authority, Series A
Revenue Bonds
5.000%, 06/01/40 200,000 204,409
4.000%, 01/01/45 200,000 192,230
State of Wisconsin
Series 2
5.000%, 11/01/29 1,000,000 1,052,857
Wisconsin Health & Educational Facilities
Authority
Revenue Bonds
4.250% 07/01/33, Series B 200,000 167,795
4.000% 04/01/39, Series A 1,450,000 1,450,662
3.500% 02/15/46, Series A 690,000 518,052
Wisconsin Housing & Economic
Development Authority Home Ownership
Revenue, Series A
Revenue Bonds
4.125%, 09/01/35 1,310,000 1,348,989
4.375%, 09/01/38 575,000 591,202
Total Wisconsin 5,526,196
Total Municipal Bonds
(Cost $402,888,361) 400,748,048
Money Market Funds 0 .3%
Shares Value ($)
Dreyfus Tax Exempt Cash
Management Fund, Institutional
Shares 4.022%
(c)
1,395,326 1,395,185
Total Money Market Funds
(Cost $1,395,185) 1,395,185
Total Investments in Securities
(Cost $404,283,546) 402,143,233
Other Assets & Liabilities, Net 3,983,543
Net Assets 406,126,776

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2024 (Unaudited)
14 Columbia Multi-Sector Municipal Income ETF | First Quarter Report 2024
Notes to Portfolio of Investments
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2024, the total value of these securities amounted to $4,024,643, which represents 0.99% of total net assets.
(b) Zero coupon bond.
(c) The rate shown is the seven-day current annualized yield at January 31, 2024.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

1QT303_10_P01_(03/24)
You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.